Capitalized Commission Assets	12 Months Ended
Feb. 28, 2023
Capitalized Commission Assets Abstract
CAPITALIZED COMMISSION ASSETS

6. CAPITALIZED COMMISSION ASSETS

	As of February 28
Figures in Rand thousands	2023	2022

Cost	537,367	413,240
Accumulated amortization	(250,313)	(181,703)
Carrying value	287,054	231,537

Reconciliation of the carrying value of capitalized sales commissions

	As of February 28
Figures in Rand thousands	2023	2022

At March 1	231,537	201,075
Additions	112,738	112,639
Amortization	(64,707)	(64,566)
Write off	–	(15,301)
Translation adjustments	7,486	(2,310)
At February 28	287,054	231,537

The Group capitalizes sales commission costs arising from activated subscription contracts.

During the financial year ended February 28, 2022, the Group uncovered collusion between a few insurance brokers and certain staff members. This resulted in write-off of capitalized commission assets, of ZAR 15.3 million through profit or loss. The write-off was recognized in general and administration operating expenses for the year ended February 28, 2022. The error was corrected prospectively as the impact to the prior periods is not material. No instances were noted for the financial year ended February 28, 2023.